Appendix VI - Statement of Liquidity for Distribution of Interim Dividend (Details) - EUR (€) € in Thousands	12 Months Ended
	Oct. 25, 2020	Dec. 31, 2019	Dec. 31, 2020
Appendix VI
Projected profit after tax until 31/12/2019		€ 827,684
Estimated distributable profit for 2019		827,684
Interim dividends distributed		136,828
Cash balances at 25 October 2019		€ 741,919	€ 444,772
Projected collections	€ 1,157,200
Projected payments, including interim dividend	557,000
Projected cash balances at 25 October 2020	€ 600,200